Pension and Other Postretirement Employee Benefit Plans (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Defined benefit pension plans, U.S. [Member]
Components of net periodic benefit cost [Abstract]
Benefits earned during the period	$ 62	$ 58
Interest cost on benefit obligations	113	117
Expected return on plan assets	(198)	(186)
Amortization:
Net loss	41	56
Prior service cost/(credit)	(10)	(11)
Net periodic defined benefit cost	8	34
Other defined benefit pension plans	7	4
Total defined benefit plans	15	38
Total defined contribution plans	78	63
Total pension and OPEB cost included in compensation expense	93	101
Defined benefit pension plans, Non-U.S. [Member]
Components of net periodic benefit cost [Abstract]
Benefits earned during the period	9	7
Interest cost on benefit obligations	33	(14)
Expected return on plan assets	(36)	13
Amortization:
Net loss	12	14
Net periodic defined benefit cost	18	20
Other defined benefit pension plans	4	4
Total defined benefit plans	22	24
Total defined contribution plans	78	65
Total pension and OPEB cost included in compensation expense	100	89
OPEB Plans [Member]
Components of net periodic benefit cost [Abstract]
Interest cost on benefit obligations	13	15
Expected return on plan assets	(22)	(24)
Amortization:
Prior service cost/(credit)	(2)	(3)
Net periodic defined benefit cost	(11)	(12)
Total defined benefit plans	(11)	(12)
Total pension and OPEB cost included in compensation expense	$ (11)	$ (12)